ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Basic and Fully Diluted Net Loss Per Share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Loss (numerator)	$ (5,921,817)	$ (475,373)	$ (6,809,082)	$ (1,017,652)	$ (2,462,117)	$ (5,550,054)
Shares (denominator)					850,656	313,537
Per share amount	$ (0.53)	$ (0.84)	$ (0.68)	$ (1.86)	$ (2.89)	$ (17.70)